Annual Total Returns[BarChart] - Mid Cap Value Portfolio - Mid Cap Value Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.61%)	16.57%	30.24%	16.69%	(1.33%)	23.23%	11.81%	(12.85%)	29.21%	1.67%